UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 10/01/04
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               45

Form 13F Information Table Value Total:         $294,062

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ALTRIA GROUP,  INC.              COMMON   02209S103     4320         91842 SH       SOLE                     91842
AMERICAN INTERNATIONAL GROUP     COMMON   026874107    13118        192942 SH       SOLE                    192942
AMGEN INC.                       COMMON   031162100     7763        136642 SH       SOLE                    136642
ANHEUSER-BUSCH CO.               COMMON   035229103     1166         23352 SH       SOLE                     23352
ANTHEM INC.                      COMMON   03674B104     4592         52625 SH       SOLE                     52625
APOLLO GROUP INC. "A"            COMMON   037604105     3700         50435 SH       SOLE                     50435
BP PLC SPONSORED ADR             COMMON   055622104     8319        144601 SH       SOLE                    144601
BARR PHARMACEUTICALS, INC.       COMMON   068306109    11912        287511 SH       SOLE                    287511
CHEVRONTEXACO CORP.              COMMON   166764100     1372         25570 SH       SOLE                     25570
CISCO SYSTEMS                    COMMON   17275R102      456         25177 SH       SOLE                     25177
CITIGROUP                        COMMON   172967101      920         20847 SH       SOLE                     20847
CULLEN FROST BANKERS             COMMON   229899109      209          4500 SH       SOLE                      4500
DELL INC.                        COMMON   24702R101      407         11425 SH       SOLE                     11425
ECHOSTAR COMMUNICATIONS CORP     COMMON   278762109     3517        113000 SH       SOLE                    113000
ELECTRONIC ARTS INC.             COMMON   285512109     1113         24200 SH       SOLE                     24200
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    11173        482010 SH       SOLE                    482010
EXXON MOBIL CORP                 COMMON   30231G102     1745         36106 SH       SOLE                     36106
FAMILY DOLLAR STORES             COMMON   307000109     7695        283950 SH       SOLE                    283950
GENERAL ELECTRIC CO.             COMMON   369604103      384         11440 SH       SOLE                     11440
GOLDCORP, INC                    COMMON   380956409    15035       1084775 SH       SOLE                   1084775
GULF TERRA ENERGY PARTNERS       COMMON   40274U108    14162        337347 SH       SOLE                    337347
HOME DEPOT INC.                  COMMON   437076102    14175        361596 SH       SOLE                    361596
ITT EDUCATIONAL SERVICES         COMMON   45068B109    11190        310407 SH       SOLE                    310407
INTEL CORP                       COMMON   45814010       477         23764 SH       SOLE                     23764
IBM CORPORATION                  COMMON   45920010      3909         45594 SH       SOLE                     45594
JOHNSON & JOHNSON                COMMON   47816010      1993         35388 SH       SOLE                     35388
MANHATTAN ASSOCIATES             COMMON   562750109     5993        245425 SH       SOLE                    245425
MEDTRONIC, INC.                  COMMON   585055106      309          5950 SH       SOLE                      5950
MICROSOFT CORP                   COMMON   594918104     1028         37182 SH       SOLE                     37182
NOBLE ENERGY                     COMMON   655044105    17061        292937 SH       SOLE                    292937
PEROT SYSTEMS                    COMMON   714265105      201         12500 SH       SOLE                     12500
PFIZER INC.                      COMMON   717081103    11005        359656 SH       SOLE                    359656
QUALCOMM, INC.                   COMMON   747525103    47666       1220964 SH       SOLE                   1220964
REPUBLIC SERVICES, INC.          COMMON   760759100     1786         60000 SH       SOLE                     60000
ROYAL DUTCH PETROLEUM            COMMON   780257804     1626         31513 SH       SOLE                     31513
SOUTHWEST AIRLINES               COMMON   844741108      341         25067 SH       SOLE                     25067
SUNRISE SENIOR LIVING            COMMON   86768K106    18262        519985 SH       SOLE                    519985
TYCO INTERNATIONAL               COMMON   902124106    12752        415910 SH       SOLE                    415910
UNITED TECHNOLOGIES              COMMON   913017109      204          2185 SH       SOLE                      2185
VANGUARD 500 INDEX FUND INVESTOR COMMON   922908108      234          2275 SH       SOLE                      2275
VODAFONE GROUP PLC               COMMON   92857W100    15236        631944 SH       SOLE                    631944
WAL-MART STORES                  COMMON   93114210      5298         99579 SH       SOLE                     99579
WELLPOINT HEALTH NETWORKS        COMMON   94973H108     9677         92085 SH       SOLE                     92085
WELLS FARGO & CO                 COMMON   949746101      343          5760 SH       SOLE                      5760
WYETH                            COMMON   983024100      218          5825 SH       SOLE                      5825